STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (885)	$ (677)	$ 8
Adjustments required to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of property and equipment	46	10
Stock based compensation	120	10	$ 58
Decrease (increase) in other current assets	(98)	(11)	17
Increase (decrease) in current liabilities	42	56	(43)
Decrease (increase) in fair value of investment in BioCancell and gain/loss on sale of BioCancell securities	35	245	(574)
Net cash used in operating activities	$ (740)	(367)	(534)
Cash flows from investing activities:
Proceeds from sale of BioCancell securities		67	$ 420
Purchase of property and equipment	$ (25)	(98)
Net cash provided by (used for) investing activities	(25)	$ (31)	$ 420
Cash flows from finance activities:
Issuance of share capital	603
Net cash provided by finance activities	603
Decrease in cash and cash equivalents	(162)	$ (398)	$ (114)
Cash and cash equivalents at the beginning of the year	8,722	9,120	9,234
Cash and cash equivalents at the end of the year	$ 8,560	$ 8,722	$ 9,120